Document and Entity Information	Jan. 12, 2024	Nov. 10, 2023
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Jan. 12, 2024
Entity Registrant Name		SEMILEDS CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34992
Entity Tax Identification Number		20-2735523
Entity Address, Address Line One		3F, No.11 Ke Jung Rd., Chu-Nan Site
Entity Address, Address Line Two		Hsinchu Science Park, Chu-Nan 350
Entity Address, City or Town		Miao-Li County
Entity Address, Country		TW
Entity Address, Postal Zip Code		350
City Area Code		886
Local Phone Number		37-586788
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001333822
Title of 12(b) Security		Common Stock, par value $0.0000056
Trading Symbol		LEDS
Security Exchange Name		NASDAQ